Operating Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of other operating expense [text block] [Abstract]
Operating expenses

6. Operating expenses

Operating loss from continuing operations is stated after charging:

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Depreciation of property, plant and equipment and right-of-use assets	21,269	5,897	705
Amortization and impairment of intangible assets	35,995	1,292	76
Expensed research and development costs	8,476	6,697	1,010